Derivative financial instruments (Analysis of contractual cash inflows (outflows) of major derivative financial instruments) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	¥ 91,287	¥ 34,705
Derivative financial liabilities, Carrying amounts	450,708	545,292
Fuel derivatives used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	82,367	25,629
Derivative financial liabilities, Carrying amounts	243,045	357,088
Derivative financial assets (net settlement), Contractual cash flows	82,367	25,629
Derivative financial liabilities (net settlement), Contractual cash flows	(243,045)	(357,088)
Forward exchange contracts used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	4,319	9,062
Derivative financial liabilities, Carrying amounts	42,082	21,335
Derivative financial assets - inflows, Contractual cash flows	697,057	744,936
Derivative financial assets - outflows, Contractual cash flows	(691,081)	(730,691)
Derivative financial assets (net settlement), Contractual cash flows	5,976	14,245
Derivative financial liabilities - inflows, Contractual cash flows	2,702,992	2,425,238
Derivative financial liabilities - outflows, Contractual cash flows	(2,738,635)	(2,433,994)
Derivative financial liabilities (net settlement), Contractual cash flows	(35,643)	(8,756)
Net-settled interest rate swaps used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities, Carrying amounts	162,594	149,117
Derivative financial liabilities (net settlement), Contractual cash flows	(188,162)	(151,975)
Fuel derivatives that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	4,601	0
Derivative financial liabilities, Carrying amounts	2,987	17,705
Derivative financial assets (net settlement), Contractual cash flows	4,601
Derivative financial liabilities (net settlement), Contractual cash flows	(2,987)	(17,705)
Forward exchange contracts that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts		14
Derivative financial liabilities, Carrying amounts	0	47
Derivative financial assets (net settlement), Contractual cash flows		12
Derivative financial liabilities (net settlement), Contractual cash flows	0	(32)
Within 1 year [member] | Fuel derivatives used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	67,266	23,086
Derivative financial liabilities (net settlement), Contractual cash flows	(203,362)	(278,501)
Within 1 year [member] | Forward exchange contracts used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets - inflows, Contractual cash flows	585,340	534,355
Derivative financial assets - outflows, Contractual cash flows	(581,248)	(526,988)
Derivative financial assets (net settlement), Contractual cash flows	4,092	7,367
Derivative financial liabilities - inflows, Contractual cash flows	2,042,062	2,059,061
Derivative financial liabilities - outflows, Contractual cash flows	(2,067,617)	(2,069,218)
Derivative financial liabilities (net settlement), Contractual cash flows	(25,555)	(10,157)
Within 1 year [member] | Net-settled interest rate swaps used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities (net settlement), Contractual cash flows	(33,497)	(37,769)
Within 1 year [member] | Fuel derivatives that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	4,601
Derivative financial liabilities (net settlement), Contractual cash flows	(1,493)	(14,366)
Within 1 year [member] | Forward exchange contracts that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows		12
Derivative financial liabilities (net settlement), Contractual cash flows	0	(32)
Cash flows, Between 1 and 5 years [member] | Fuel derivatives used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	15,101	2,543
Derivative financial liabilities (net settlement), Contractual cash flows	(39,683)	(78,587)
Cash flows, Between 1 and 5 years [member] | Forward exchange contracts used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets - inflows, Contractual cash flows	111,717	210,581
Derivative financial assets - outflows, Contractual cash flows	(109,833)	(203,703)
Derivative financial assets (net settlement), Contractual cash flows	1,884	6,878
Derivative financial liabilities - inflows, Contractual cash flows	660,930	366,177
Derivative financial liabilities - outflows, Contractual cash flows	(671,018)	(364,776)
Derivative financial liabilities (net settlement), Contractual cash flows	(10,088)	1,401
Cash flows, Between 1 and 5 years [member] | Net-settled interest rate swaps used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities (net settlement), Contractual cash flows	(48,412)	(47,562)
Cash flows, Between 1 and 5 years [member] | Fuel derivatives that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	0
Derivative financial liabilities (net settlement), Contractual cash flows	(1,494)	(3,339)
Cash flows, Between 1 and 5 years [member] | Forward exchange contracts that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows		0
Derivative financial liabilities (net settlement), Contractual cash flows	0	0
Cash flows, After 5 years [member] | Fuel derivatives used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	0	0
Derivative financial liabilities (net settlement), Contractual cash flows	0	0
Cash flows, After 5 years [member] | Forward exchange contracts used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets - inflows, Contractual cash flows	0	0
Derivative financial assets - outflows, Contractual cash flows	0	0
Derivative financial assets (net settlement), Contractual cash flows	0	0
Derivative financial liabilities - inflows, Contractual cash flows	0	0
Derivative financial liabilities - outflows, Contractual cash flows	0	0
Derivative financial liabilities (net settlement), Contractual cash flows	0	0
Cash flows, After 5 years [member] | Net-settled interest rate swaps used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities (net settlement), Contractual cash flows	(106,253)	(66,644)
Cash flows, After 5 years [member] | Fuel derivatives that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	0
Derivative financial liabilities (net settlement), Contractual cash flows	0	0
Cash flows, After 5 years [member] | Forward exchange contracts that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows		0
Derivative financial liabilities (net settlement), Contractual cash flows	¥ 0	¥ 0